Scope of Consolidation - Summary of Subsidiaries Entering/ Exiting/ Merged in to the Scope of Consolidation (Detail)	12 Months Ended
Dec. 31, 2017
TIERRA ARGENTEA S.A. [member]
Disclosure Of Investments In Consolidated Subsidiaries [Line Items]
Company	TIERRA ARGENTEA S.A.
Subsidiaries continuing operations	Liquidated
Business Unit	Other Operations
Exit Month	2017-05
TELECOM ITALIA FINANCE IRELAND Ltd [member]
Disclosure Of Investments In Consolidated Subsidiaries [Line Items]
Company	TELECOM ITALIA FINANCE IRELAND Limited
Subsidiaries continuing operations	Liquidated
Business Unit	Other Operations
Exit Month	2017-10
BEIGUA S.r.l. [member]
Disclosure Of Investments In Consolidated Subsidiaries [Line Items]
Company	BEIGUA S.r.l.
Subsidiaries continuing operations	Merged into Persidera S.p.A.
Business Unit	Domestic
Merger Month	2017-07
TI SPARKLE IRELAND TELECOMMUNICATIONS Ltd [member]
Disclosure Of Investments In Consolidated Subsidiaries [Line Items]
Company	TI SPARKLE IRELAND TELECOMMUNICATIONS Limited
Subsidiaries continuing operations	Merged into Telecom Italia Sparkle S.p.A.
Business Unit	Domestic
Merger Month	2017-07
OLIVETTI MULTISERVICES S.p.A. [member]
Disclosure Of Investments In Consolidated Subsidiaries [Line Items]
Company	OLIVETTI MULTISERVICES S.p.A.
Subsidiaries continuing operations	Merged into TIM S.p.A.
Business Unit	Domestic
Merger Month	2017-10
TIM real estate S.r.l. [member]
Disclosure Of Investments In Consolidated Subsidiaries [Line Items]
Company	TIM REAL ESTATE S.r.l.
Subsidiaries continuing operations	Merged into TIM S.p.A.
Business Unit	Domestic
Merger Month	2017-10
TMI TELEMEDIA INTERNATIONAL DO BRASIL Ltda [member]
Disclosure Of Investments In Consolidated Subsidiaries [Line Items]
Company	TMI TELEMEDIA INTERNATIONAL DO BRASIL LTDA
Subsidiaries continuing operations	Merged into TI Sparkle Brasil Participações Ltda
Business Unit	Domestic
Merger Month	2017-10